Debt Issue Cost - Schedule of Debt Issue Cost (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Abstract]
Balance - June 30, 2015			$ 46,129
Amortization	$ 14,379	$ 0	(46,129)	$ 0
Balance - December 31, 2015